Share Capital - Summary of Options Outstanding (Details)		9 Months Ended
		Jan. 31, 2025 shares $ / shares		Jan. 31, 2025 shares $ / shares	Apr. 30, 2024 shares	Apr. 30, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 5.41
Remaining life (year)		4 years 9 months 14 days
Options outstanding		2,112,582		2,112,582	1,521,367	1,891,128
Unvested		723,417		723,417
Vested		1,389,165		1,389,165
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		6 months 29 days
Options outstanding		220,000		220,000
Unvested		0		0
Vested		220,000		220,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		11 months 4 days
Options outstanding		142,000		142,000
Unvested		0		0
Vested		142,000		142,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		11 months 1 day
Options outstanding		5,650		5,650
Unvested		0		0
Vested		5,650		5,650
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		1 year 11 months 4 days
Options outstanding		235,000		235,000
Unvested		0		0
Vested		235,000		235,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		1 year 11 months 12 days
Options outstanding		16,000		16,000
Unvested		0		0
Vested		16,000		16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		2 years 3 months 10 days
Options outstanding		64,000		64,000
Unvested		0		0
Vested		64,000		64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027(1)
Exercise price | $ / shares	[1]	$ 5.89
Remaining life (year)	[1]	2 years 18 days
Options outstanding	[1]	7,265		7,265
Unvested	[1]	0		0
Vested	[1]	7,265		7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.89
Remaining life (year)	[1]	3 years 18 days
Options outstanding	[1]	475,452		475,452
Unvested	[1]	0		0
Vested	[1]	475,452		475,452
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2034
Exercise price | (per share)		$ 2.13	[2]	$ 1.48
Remaining life (year)	[2]	3 years 11 months 19 days
Options outstanding	[2]	212,225		212,225
Unvested	[2]	73,333		73,333
Vested	[2]	138,892		138,892
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	7 years 11 months 4 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	4,167		4,167
Vested	[3]	3,833		3,833
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 23, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	7 years 11 months 23 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	4,167		4,167
Vested	[3]	3,833		3,833
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	March 1, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 29 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	4,500		4,500
Vested	[3]	3,500		3,500
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	April 2, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 2 months 1 day
Options outstanding	[3]	4,000		4,000
Unvested	[3]	2,333		2,333
Vested	[3]	1,667		1,667
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 3 months 7 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	2,417		2,417
Vested	[3]	1,583		1,583
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 4 months 9 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	5,000		5,000
Vested	[3]	3,000		3,000
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 6 months 7 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	2,667		2,667
Vested	[3]	1,333		1,333
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 9 months 14 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	5,833		5,833
Vested	[3]	2,167		2,167
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 1, 2034
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	8 years 11 months 1 day
Options outstanding	[3]	12,000		12,000
Unvested	[3]	12,000		12,000
Vested	[3]	0		0
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 1, 2034
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	9 years 3 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	4,000		4,000
Vested	[3]	0		0
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.11
Remaining life (year)	[3]	9 years 21 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	8,000		8,000
Vested	[3]	0		0
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	August 2, 2034
Exercise price | (per share)		$ 1.24	[4]	$ 0.86
Remaining life (year)	[4]	9 years 6 months 3 days
Options outstanding	[4]	658,990		658,990
Unvested	[4]	595,000		595,000
Vested	[4]	63,990		63,990

[1]	Exercise price of US $4.10 The figure in the table above is translated at the January 31, 2025 rate.
[2]	Exercise price of US $1.48 The figure in the table above is translated at the January 31, 2025 rate.
[3]	Exercise price of US $1.47 The figure in the table above is translated at the January 31, 2025 rate.
[4]	Exercise price of US $0.86 The figure in the table above is translated at the January 31, 2025 rate.